787 Seventh Avenue
New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 4, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust

Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

Securities Act File No. 333-91278

Investment Company Act File No. 811-21128

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the forms of Prospectus and Statement of Additional Information for Legg Mason ClearBridge Variable Appreciation Portfolio, Legg Mason ClearBridge Variable Large Cap Value Portfolio and Legg Mason Investment Counsel Variable Social Awareness Portfolio, each a series of the Trust, that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 47 to the Trust’s Registration Statement on Form N-1A on April 20, 2012. That Post-Effective Amendment became effective on May 1, 2012, pursuant to Rule 485 under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	George P. Hoyt, Legg Mason & Co., LLC

Barbara J. Allen, Legg Mason & Co., LLC

Rosemary D. Emmens, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

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